Related party transactions (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Purchase of goods	[1]	¥ 414,809	¥ 1,935,511	¥ 1,775,600
Purchase of services	[1]	696,987	1,124,708	780,050
Provision of services		21,416	31,345	44,259
Amounts due from related parties (current and non current)		670,187	637,825
Sales of product		90,405	85,718	102,249
Amounts due to related parties			429,088
Due to Related Parties		151,736
Loan settled to equity method investee through inventries			216,000
Prepayment to purchase of goods		47,378,000	32,926,000
Deposits		721,182	662,376
Interest income		¥ 31,753	¥ 6,490	¥ 6,470
VipFubon [Member]
Related Party Transaction [Line Items]
Interest rate (as a percent)		4.95%	3.85%
Deposits		¥ 516,359	¥ 498,449,000
Payables For Purchases Of Goods And Other Services [Member]
Related Party Transaction [Line Items]
Related party payables		¥ 146,736	¥ 357,688
Kunshan Baowei
Related Party Transaction [Line Items]
Interest rate (as a percent)			4.35%
Loan settled to equity method investee through inventries			¥ 216,000
Gansu Shan Shan [Member]
Related Party Transaction [Line Items]
Interest rate (as a percent)		3.85%	4.35%
Gansu Shan Shan [Member] | Interest Bearing Loans [Member]
Related Party Transaction [Line Items]
Amounts due from related parties (current and non current)		¥ 106,450	¥ 106,450
Shan Shan Outlets [Member]
Related Party Transaction [Line Items]
Due to Related Parties		¥ 5,000	¥ 71,400

[1]	The goods and services were purchased from companies either controlled by its shareholders or directors and equity method investees of the Group.